Tangible Fixed Assets and Vessels Under Construction	12 Months Ended
Dec. 31, 2020
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

6. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property	Total
		and other	tangible	Vessels
		tangible	fixed	under
	Vessels	assets	assets	construction
Cost
As of January 1, 2019	4,899,678	23,710	4,923,388	159,275
Additions	26,233	1,454	27,687	450,918
Return of capital expenditures	(11,224)	—	(11,224)	—
Transfer from vessels under construction	406,870	—	406,870	(406,870)
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	5,314,348	25,164	5,339,512	203,323
Additions	40,116	11,245	51,361	677,456
Disposals	—	(3,029)	(3,029)	—
Transfer from vessels under construction	747,940	—	747,940	(747,940)
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	6,078,041	33,380	6,111,421	132,839
Accumulated depreciation
As of January 1, 2019	595,426	4,380	599,806	—
Depreciation	156,826	875	157,701	—
Impairment loss on vessels	162,149	—	162,149	—
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	907,192	5,255	912,447	—
Depreciation	165,411	790	166,201	—
Impairment loss on vessels	28,627	—	28,627	—
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	1,076,867	6,045	1,082,912	—
Net book value
As of December 31, 2019	4,407,156	19,909	4,427,065	203,323
As of December 31, 2020	5,001,174	27,335	5,028,509	132,839

Vessels with an aggregate carrying amount of $5,001,174 as of December 31, 2020 (December 31, 2019: $4,407,156)  have been pledged as collateral under the terms of the Group’s loan agreements (Note 13).

As of June 30, 2020 and December 31, 2020, a number of negative indicators such as downward pressure on economic activity and energy demand, as well as significant uncertainty regarding future LNG demand and, therefore, LNG shipping requirements pursuant to the COVID-19 pandemic, combined with our reduced expectations for the estimated rates at which employment for the Group’s vessels could be secured over the near-term in the spot market prompted the Group to perform an impairment assessment of its vessels in accordance with the Group’s accounting policy (Note 2). The recoverable amounts (values in use) for four Steam vessels owned by the Partnership and the one Steam vessel owned by GasLog (in the table below) calculated as per above were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $28,627 was recognized in profit or loss in the year ended December 31, 2020.

	As of and for the year ended December 31, 2020
Vessel	Impairment loss	Recoverable amount
Methane Rita Andrea	(4,933)	91,162
Methane Lydon Volney	(4,704)	99,285
Methane Alison Victoria	(2,359)	96,385
Methane Shirley Elisabeth	(12,412)	92,688
Methane Heather Sally	(4,219)	103,274
Total	(28,627)	482,794

As of December 31, 2020, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $40 per day (December 31, 2019:  $41 per day). Increasing/decreasing the average re-chartering rate used by $5 per day would result in an impairment reversal of $109,772/ impairment loss of $115,887, respectively. The discount rate used for the Steam vessels was 6.4% as of December 31, 2020  (December 31, 2019:  7.25)%. Increasing/decreasing the discount rate by 0.5% would result in an impairment loss of $26,751/ an impairment reversal of $14,492, respectively.

On October 11, 2016, GasLog LNG Services Ltd. entered into an arrangement whereby it would have access to all long lead items (“LLIs”) necessary for the conversion of a GasLog LNG carrier vessel into FSRUs whereby such conversion work would be undertaken by Keppel Shipyard Limited (“Keppel”). GasLog was only obligated to pay for such LLIs if utilized for a GasLog vessel conversion or, if the LLIs had not been utilized in a GasLog vessel conversion within three years from November 2016, the items might be put to GasLog at 85% of the original cost, or GasLog might call for the purchase of such LLIs at 115% of the original cost. On February 7, 2020, GasLog paid $17,625 for the acquisition of such LLIs, following the expiration of the arrangement.

Related to the acquisition of six vessels from a subsidiary of Methane Services Limited (“MSL”) in 2014 and another two vessels in 2015, the Group was committed to purchase depot spares from MSL with an aggregate initial value of $8,000 of which depot spares with value of $660 had already been purchased and paid while the remaining were acquired and paid on June 2, 2020.

In June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine which was included in Office property and other tangible assets to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle at a price of $2,457. The disposal resulted in a loss of $572.

In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services Ltd. and one of the suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Group in respect of the aforementioned enhancements which were not timely delivered or in the correct contractual condition. In accordance with the terms of the interim agreement, $10,451 has been reimbursed to the Group with realized foreign exchange losses of $773 recorded in profit or loss in the year ended December 31, 2019.

In May 2014, GAS-twenty three Ltd. entered into a shipbuilding contract with Samsung Heavy Industries Co., Ltd. (“Samsung”) for the construction of an LNG carrier (174,000 cbm). The vessel (the GasLog Gladstone) was delivered on March 15, 2019.

In September 2016, GasLog Carriers entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Warsaw) was delivered on July 31, 2019.

In January 2018, GAS-twenty eight Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Windsor) was delivered on April 1, 2020.

In March 2018, GAS-thirty one Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Wales) was delivered on May 11, 2020.

In May 2018, GAS-thirty Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Westminster) was delivered on July 15, 2020.

In August 2018, GAS-thirty two Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (174,000 cbm). The vessel (the GasLog Georgetown) was delivered on November 16, 2020.

Vessels under construction

As of December 31, 2020, GasLog has the following newbuildings on order at Samsung:

	Date of	Estimated	Cargo
LNG Carrier	agreement	delivery	Capacity (cbm)
GasLog Galveston	August 2018	Q1 2021 (1)	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

(1) The vessel was delivered on January 4, 2021 (Note 30).

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of December 31, 2020, the Group has paid to the shipyard $129,252  for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel’s keel laying, launching and delivery (Note 23(a)).

The vessels under construction costs as of December 31, 2019 and 2020 are comprised of:

	As of
	December 31,
	2019	2020
Progress shipyard installments	197,637	129,252
Onsite supervision costs	3,879	1,701
Critical spare parts, equipment and other vessel delivery expenses	1,807	1,886
Total	203,323	132,839